Non-Current Assets and Disposal Groups Held for Sale or Held for Distribution to Owners	12 Months Ended
Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners

5.  NON-CURRENT ASSETS OR GROUPS OF ASSETS FOR DISPOSAL CLASSIFIED AS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS

5.1 Centrales Hidroeléctricas de Aysén S.A.

Enel Generación Chile has a 51% interest in Centrales Hidroeléctricas de Aysén S.A. (hereinafter “Hidroaysén”), whose corporate purpose was to develop, finance, own and exploit a Hydroelectric Project in Region XI Aysén, Chile.

On November 17, 2017, the Board of Directors of Hidroaysén agreed to cease the company’s activities and terminate the Hidroaysén’s electrical project. The decision was made because the forecasted value of the investment in generation and transmission for the electrical project, its related costs and the long-term market prospects indicated that the project was not economically feasible in every possible valuation scenario. Also, the significance amount of the investment and its related risks, both legal and administrative, would add a second uncertainty factor that definitively precluded continuing with the project.

On December 7, 2017, an Extraordinary Shareholders’ Meeting was held and it agreed to the early winding up of the company and how the process of liquidating the company’s assets would be carried out. The liquidation process considers distributing assets to the shareholders and it is anticipated to be completed in the first half of 2018.

On December 31, 2017, as a result of the above, the investment held by Enel Generación Chile in Hidroaysén comply with the criteria to be classified as a non-current asset held for distribution to owners, therefore, as described in note 3.j), it has been recognized at the lower of its carrying amount and fair value less costs to sell. The following table shows the carrying amount of the investment:

Equity of Centrales Hidroeléctricas de Aysén S.A.	Ownership	Carrying Amount of Centrales Hidroeléctricas de Aysén S.A.
ThCh$	%	ThCh$
8,245,555	51.00%	4,205,232

It is important to stress that, at 2014 year-end, Enel Generación Chile recorded a provision for the impairment of its interest in Hidroaysén of ThCh$69,066,857 (See note 12.1.c).

Aditional financial information about Hidroaysén:

Centrales Hidroeléctricas de Aysén S.A.	12/31/2017 ThCh$
Total Current Assets	355,835
Cash and cash equivalents	355,446
Total Non Current Assets	8,030,172
Land	8,030,172
Total Current Liabilities	139,182
Other fixed operating expenses	(8,144,855)
Intererest income	24,829
Profit (loss)	(8,193,671)

5.2	Sale of Electrogas S.A. - Non-current assets and disposal groups held for sale

On December 16, 2016, Enel Generación Chile signed a share purchase agreement with Aerio Chile SpA (hereinafter “Aerio Chile”), which is indirectly wholly-owned subsidiary of Redes Energeticas Nacionais, S.G.P.S. S.A. (“REN”). In accordance with the agreement Enel Generación Chile agreed to sell its entire ownership interest in Electrogas S.A., representing 42.5% of the issued capital of that company. The agreed price was US$180 million, which would be paid on the transaction closing date.

The sale of this investment to Aerio Chile was subject to satisfaction of customary conditions precedent for this type of transactions, which includes, among others, the non-exercise by the other shareholders of Electrogas S.A. of the preferential acquisition rights, which they were entitled to in accordance with the terms and conditions established in the shareholders agreement.

At the end of the fiscal year 2016, the investment made by Enel Generación Chile in Electrogas was ThCh$12,993,008 and following the criteria described in note 3.j), was classified as a non-current asset available for sale.

The closing of the transaction and transfer of the investment occurred in February 7, 2017. The cash consideration received was ThCh$115,582,806 and was recognized a gain on sale before taxes of ThCh$105,311,912 (see Notes 6.c and 29, respectively).

Electrogas S.A.’s corporate purpose is to provide services of transportation of natural gas and other fuels, on its own and on behalf of third parties. In order to provide its services, it can build, operate and maintain gas and oil pipelines, polyducts and supplementary facilities.

5.3	Corporate reorganization
I.	General background

On April 28, 2015, the Company informed the SVS through a significant event notice, that the Board of Directors of its direct parent at that time, Enersis S.A. (currently named Enel Américas S.A.), communicated that it had decided to initiate an analysis of a corporate reorganization aimed at the separation of the activities of power generation and distribution in Chile from other activities conducted outside of Chile by Enersis S.A. (currently named Enel Américas S.A.) and its subsidiaries Empresa Nacional de Electricidad S.A. (the Company, currently named Enel Generación Chile S.A.) and Chilectra S.A. (currently named Enel Distribución Chile S.A.), while maintaining its inclusion in the Enel S.p.A. group.

In the same significant event notice, the Board of Directors of the Company reported that it had agreed to initiate studies to analyze a possible corporate reorganization consisting of the spin-off of its businesses in Chile from those outside of Chile, and the subsequent merger of the latter into a single company. Furthermore, it indicated that the objective of this reorganization was to create value for all of its shareholders, as none of these operations require the contribution of additional resources from shareholders. The possible corporate reorganization would take into account the best interests as well as all shareholders’ interests, with special attention paid to minority interests, and if it were approved, it would be subject to approval at an Extraordinary Shareholders’ Meeting..

This corporate reorganization consisted of two steps:

-

Each of Enersis S.A. (currently Enel Américas S.A.) and its subsidiaries Endesa Chile and Chilectra S.A. would effect a spin-off, resulting in separation (the “Spin-off”) of the businesses in Chile and outside of Chile.

-

Once the previously mentioned spin-off transactions were completed, Enersis S.A. (currently named Enel Américas S.A.) would absorb by merger the newly created companies, Endesa Américas S.A. and Chilectra Américas S.A., to which the businesses outside of Chile would be allocated, and would dissolve them without liquidation.

On December 18, 2015, the Extraordinary Shareholders' Meeting of the Company approved the demerger, subject to the conditions precedent consistent in approving the demergers of Enersis S.A. (currently Enel Américas S.A.) and Chilectra S.A. (currently Enel Distribución Chile S.A.) by their respective Extraordinary Shareholders’ Meetings, in addition to the relevant legal procedures and related matters. Also, it was agreed that the demerger would take effect from the first calendar day of the month following that in which a deed of compliance with conditions of the demerger is granted.

On March 1, 2016, having satisfied all conditions precedent, the demerger of the Company became effective and the new entity Endesa Américas S.A. began to exist, to which were allocated the shareholdings and other associated assets and liabilities of the businesses outside of Chile . Consequently, the corresponding capital decrease of the Company and other amendments to its by-laws were verified (see Note 23). On the same date, all of Enersis S.A. ownership interest in the Company were transferred to Enersis Chile S.A. (currently named Enel Chile S.A.) the new entity created from the demerger of Enersis S.A. (currently named Enel Américas S.A.) to which were allocated the generation and distribution businesses in Chile.

II.	Accounting aspects

As of December 31, 2015, upon compliance with the criteria in IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, the following financial accounting treatment was applied:

i)	Assets and liabilities

All assets and liabilities related to the generation and distribution business outside of Chile (including Enel Brasil, and distribution subsidiaries) were classified as “non-current assets and disposal groups held for sale or distribution to owners” or “liabilities associated with non-current assets and disposal groups held for sale or distribution to owners”, as appropriate, according to the accounting policy indicated in Note 3.j.

As of March 1, 2016 (the date when demerger of the Company became effective) and December 31, 2015, the main groups of assets and liabilities classified as held for distribution to owners, which relate to the Group’s operations outside of Chile, were as follows:

	Classified as held for distribution to owners	Classified as held for distribution to owners
	Balance as of 03-01-2016	Balance as of 12-31-2015
	ThCh$	ThCh$
ASSETS
CURRENT ASSETS
Cash and cash equivalents	211,252,436	112,313,130
Other current financial assets	4,026,343	5,641,903
Other current non-financial assets	11,065,826	14,336,049
Trade and other current receivables, net	211,703,393	199,139,964
Current accounts receivable from related parties	54,507,295	37,639,756
Inventories	22,562,325	25,926,892
Current income tax receivables	1,180,380	50,966
TOTAL CURRENT ASSETS	516,297,998	395,048,660
NON-CURRENT ASSETS
Other non-current financial assets	577,719	625,981
Other non-current non-financial assets	2,764,888	3,239,510
Trade and other non-current receivables, net	220,651,649	230,824,700
Investments accounted for using the equity method	441,310,088	446,338,964
Intangible assets other than goodwill, net	29,219,975	31,083,689
Goodwill	94,270,450	100,700,656
Property, plant and equipment, net	2,481,383,742	2,663,590,814
Deferred income tax assets	16,403,221	18,253,056
TOTAL NON-CURRENT ASSETS	3,286,581,732	3,494,657,370
TOTAL ASSETS	3,802,879,730	3,889,706,030
LIABILITIES
CURRENT LIABILITIES
Other current financial liabilities	198,963,253	221,018,241
Trade and other current payables	238,547,183	259,664,724
Current accounts payable to related parties	55,541,485	48,124,723
Current provisions	67,049,521	78,935,605
Current income tax liabilities	69,623,615	65,310,111
Other current non-financial liabilities	1,797,957	1,951,294
TOTAL CURRENT LIABILITIES	631,523,014	675,004,698
NON-CURRENT LIABILITIES
Other non-current financial liabilities	908,367,472	896,924,119
Other non-current payables	37,652,705	39,373,175
Non-current provisions, other than for employee benefits	33,922,531	36,473,503
Deferred income tax liabilities	158,913,576	163,761,907
Non-current provisions for employee benefits	19,308,134	21,548,342
Other non-current non-financial liabilities	17,547,661	18,698,412
TOTAL NON-CURRENT LIABILITIES	1,175,712,079	1,176,779,458
TOTAL LIABILITIES	1,807,235,093	1,851,784,156

ii)	Profit and loss

All income and expenses related to generation and distribution business located outside of Chile (Enel Brasil, distribution subsidiaries), subject to distribution to owners, represent discontinued operations and are presented in the “Income after tax from discontinued operations” line within the consolidated statement of comprehensive income.

The following table sets forth the breakdown by nature of the line item “Income from discontinued operations, net of taxes” for the two months ended February 29, 2016 and years ended December 31, 2015:

STATEMENTS OF COMPREHENSIVE INCOME	Discontinued operations
	For 2 months ended	For the year ended
	2-29-2016	12-31-2015
	ThCh$	ThCh$
Revenues	229,074,809	1,238,466,148
Other operating income	6,648,363	64,649,040
Revenues and Other Operating Income	235,723,172	1,303,115,188
Raw materials and consumables used	(95,953,531)	(481,747,189)
Contribution Margin	139,769,641	821,367,999
Other work performed by the entity and capitalized	1,187,538	11,937,667
Employee benefits expense	(11,608,563)	(85,228,546)
Depreciation and amortization expense	-	(108,405,664)
Impairment losses	(906,638)	(4,813,372)
Other expenses	(16,295,714)	(73,277,014)
Operating Income	112,146,264	561,581,070
Other gains, net	41,806	(508,842)
Financial income	2,779,987	59,300,320
Financial costs	(21,056,624)	(87,794,374)
Share of profit and losses of investments accounted for using the equity method	6,375,719	38,679,661
Foreign currency exchange gains (losses), net	25,485,086	96,180,972
Profit before income taxes	125,772,238	667,438,807
Income tax expense	(46,199,793)	(256,249,256)
NET PROFIT for the year from discontinued operations	79,572,445	411,189,551
Income from discontinued operations Attributable to
Shareholders of the parent	39,759,035	180,546,069
Non-controlling interests	39,813,410	230,643,482
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	79,572,445	411,189,551

Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Losses from defined benefit plans, net	-	247,120
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Foreign currency translation losses, net	(135,953,119)	(245,784,132)
Gains (losses) from available-for-sale financial assets, net	-	(441,549)
Net losses from cash flow hedges and reclassification adjustments on cash flow hedges, net of tax	(1,697,346)	(10,204,780)
Share of other comprehensive income from investments accounted for using the equity method	(213,919)	(1,897,437)
Total other comprehensive loss, before income taxes	(137,864,384)	(258,080,778)

Comprehensive (loss) income attributable to
Shareholders of the parent	(33,070,495)	9,868,045
Non-controlling interests	(25,221,444)	143,240,728
TOTAL COMPREHENSIVE INCOME	(58,291,939)	153,108,773

iii)	Accumulated other comprehensive loss in equity

The accumulated other comprehensive loss amounts in equity reserves associated with assets and liabilities held for distribution to owners is as follows:

	Balance as of
Reserves for	´03-01-2016	12-31-2015
	ThCh$	ThCh$
Exchange differences in foreign currency translation	(263,741,101)	(192,080,845)
Cash flow hedges	(8,696,789)	(8,022,483)
Gains and losses on remeasuring available-for-sale financial assets	(118,662)	(118,662)
Other miscellaneous reserves	(2,561,252)	(1,967,052)
Total	(275,117,804)	(202,189,042)

As a result of the classification of the generation and distribution activities located outside of Chile as discontinued operations, these business lines are not disclosed in Note 32 “Information by Segment”.

iv) Cash flows

The following table sets forth the net cash flows from operating, investing and financing activities attributable to discontinued operations for the two month period ended February 29, 2016 and the year ended December 31, 2015:

	Discontinued operations
Summary of the net cash flows	For 2 months ended	For the year ended
	´02-29-2016	12-31-2015
	ThCh$	ThCh$
Net cash provided by operating activities	69,011,031	473,002,615
Net cash used in investing activities	(25,947,761)	(233,343,855)
Net cash provided by (used in) financing activities	80,160,648	(430,690,847)
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	123,223,918	(191,032,087)
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)	4,902,987
Net increase in cash and cash equivalents	98,939,306	(186,129,100)
Cash and cash equivalents at the beginning of the year	112,313,130	298,442,230
Cash and cash equivalents at the end of the year	211,252,436	112,313,130

III.	Other information

The Spin-off by the Company triggered the Company’s obligation to pay taxes in Peru for a total amount of 577 million Peruvian Soles (approximately ThCh$ 116,053,255). This tax, paid during March 2016, was generated as a result of the application of the Peruvian Income Tax Law to the transfer of the ownership interests, which the Group held in Peru, to Endesa Américas S.A. The tax is calculated as the difference between the disposal value and the acquisition cost of the ownership interests.

Because this payment was directly linked to the Spin-off, the effect has been recognized directly in equity, specifically in other reserves, following the nature of the principal transaction (transaction with shareholders in their capacity as owners).